OPERATING LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of June 30, 2024, we had leased in one vessel from SFL which was classified as operating lease. Additionally, as of June 30, 2024 and December 31, 2023 we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2024. The daily time charter rate for SFL operating lease was $17,600, of which $7,000 is for operating expenses (including drydocking costs) until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments are adjusted if the actual three-month reference rate should deviate from a base SOFR of 0.233% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire increased or decreased by $50 per day until the third quarter of 2022 and $25 per day in the remaining lease period. This resulted in an average daily rate of $16,171 for SFL operating lease in the first six months of 2024 and we incurred $3.7 million in total profit share for all eight SFL vessels in the first six months of 2024 (nil in profit share in the first six months of 2023).

Contingent or variable lease expense for the eight SFL leases was recorded in 2024 as interest expense of $1.8 million (six months ended June 30, 2023: $1.7 million). We have a purchase option of $112 million en-bloc for eight vessels after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels is 13 years and expires in 2028.
For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due under the leases above between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $3.8 million and $14.4 million of the non-lease component, or service element, under ship operating expenses for the first half of 2024 and 2023, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.3 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2024 and for the first six months of 2023, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	8,541	997	9,538
Additions	—	—	—
Amortization	(908)	(263)	(1,171)
Balance as of June 30, 2024	7,633	734	8,367

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2024, we recorded no impairment of right of use assets for operating leases.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	11,345	908	12,253
Additions	—	—	—
Repayments	(1,073)	(272)	(1,345)
Foreign exchange translation	—	4	4
Balance as of June 30, 2024	10,272	640	10,912
Current portion	2,209	488	2,697
Non-current portion	8,063	152	8,215

Charter hire and office rent expense

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	1,681
2025	3,306
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	12,565
Less: Imputed interest	(1,652)
Present value of operating lease liabilities	10,912

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.
In the six months ended June 30, 2024, the future rental payments include $0.8 million (in the six months ended June 30, 2023: $1.3 million) in relation to office rent costs and $11.8 million (six months ended June 2023: $17.0 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases, including short term leases, was $12.2 million for the six months ended June 30, 2024 (six months ended June 30, 2023: $27.0 million). Total cash paid in respect of operating leases was $12.4 million in six months ended June 30, 2024 (six months ended June 30, 2023: $23.3 million). The weighted average discount rate in relation to our operating leases was 6.50% and 5.15% for the six months ended June 30, 2024 and June 30, 2023, respectively. The weighted average lease term was 4.0 years and 4.3 years for the period ended June 30, 2024 and June 30, 2023, respectively.

Rental income

As of June 30, 2024, we leased out nine vessels on fixed time charter rates (December 31, 2023: nine vessels) and 29 vessels (December 31, 2023: 31 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	26,738
2025	37,871
2026	2,353
Thereafter	—
Total minimum lease receipts	66,962

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and, as such, these contracts are essentially operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of June 30, 2024, the cost and accumulated depreciation of the 38 vessels which were leased out to third parties, were $2,001.4 million and $467.1 million, respectively. As of December 31, 2023, the cost and accumulated depreciation of the 40 vessels which were leased out to third parties, were $2,134.3 million and $475.0 million, respectively.

OPERATING LEASES	OPERATING LEASES
As of June 30, 2024, we had leased in one vessel from SFL which was classified as operating lease. Additionally, as of June 30, 2024 and December 31, 2023 we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2024. The daily time charter rate for SFL operating lease was $17,600, of which $7,000 is for operating expenses (including drydocking costs) until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments are adjusted if the actual three-month reference rate should deviate from a base SOFR of 0.233% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire increased or decreased by $50 per day until the third quarter of 2022 and $25 per day in the remaining lease period. This resulted in an average daily rate of $16,171 for SFL operating lease in the first six months of 2024 and we incurred $3.7 million in total profit share for all eight SFL vessels in the first six months of 2024 (nil in profit share in the first six months of 2023).

Contingent or variable lease expense for the eight SFL leases was recorded in 2024 as interest expense of $1.8 million (six months ended June 30, 2023: $1.7 million). We have a purchase option of $112 million en-bloc for eight vessels after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels is 13 years and expires in 2028.
For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due under the leases above between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $3.8 million and $14.4 million of the non-lease component, or service element, under ship operating expenses for the first half of 2024 and 2023, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.3 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2024 and for the first six months of 2023, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	8,541	997	9,538
Additions	—	—	—
Amortization	(908)	(263)	(1,171)
Balance as of June 30, 2024	7,633	734	8,367

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2024, we recorded no impairment of right of use assets for operating leases.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	11,345	908	12,253
Additions	—	—	—
Repayments	(1,073)	(272)	(1,345)
Foreign exchange translation	—	4	4
Balance as of June 30, 2024	10,272	640	10,912
Current portion	2,209	488	2,697
Non-current portion	8,063	152	8,215

Charter hire and office rent expense

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	1,681
2025	3,306
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	12,565
Less: Imputed interest	(1,652)
Present value of operating lease liabilities	10,912

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.
In the six months ended June 30, 2024, the future rental payments include $0.8 million (in the six months ended June 30, 2023: $1.3 million) in relation to office rent costs and $11.8 million (six months ended June 2023: $17.0 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases, including short term leases, was $12.2 million for the six months ended June 30, 2024 (six months ended June 30, 2023: $27.0 million). Total cash paid in respect of operating leases was $12.4 million in six months ended June 30, 2024 (six months ended June 30, 2023: $23.3 million). The weighted average discount rate in relation to our operating leases was 6.50% and 5.15% for the six months ended June 30, 2024 and June 30, 2023, respectively. The weighted average lease term was 4.0 years and 4.3 years for the period ended June 30, 2024 and June 30, 2023, respectively.

Rental income

As of June 30, 2024, we leased out nine vessels on fixed time charter rates (December 31, 2023: nine vessels) and 29 vessels (December 31, 2023: 31 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	26,738
2025	37,871
2026	2,353
Thereafter	—
Total minimum lease receipts	66,962

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and, as such, these contracts are essentially operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of June 30, 2024, the cost and accumulated depreciation of the 38 vessels which were leased out to third parties, were $2,001.4 million and $467.1 million, respectively. As of December 31, 2023, the cost and accumulated depreciation of the 40 vessels which were leased out to third parties, were $2,134.3 million and $475.0 million, respectively.